INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Total cost	$ 1,000,000	$ 1,040,433
Accumulated amortization	(416,666)	(335,872)
Net book value	583,334	704,561
Acquired technology - Polytherapeutics
INTANGIBLE ASSETS
Total cost		40,433
Technology license - Skinvisible
INTANGIBLE ASSETS
Total cost	$ 1,000,000	$ 1,000,000